SCHEDULE OF RELATED PARTY TRANSACTIONS (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)
Related Party Transaction [Line Items]
Sales of goods	$ 1,426,329	$ 1,436,172	$ 1,928,492	$ 2,260,821	$ 3,116,993
HTL Korea Co., Ltd [Member]
Related Party Transaction [Line Items]
Sales of goods	14,562
Hwa Tat Lee Japan Co., Ltd [Member]
Related Party Transaction [Line Items]
Sales of goods	160,125
HTL Furniture (China) Co., Ltd [Member]
Related Party Transaction [Line Items]
Purchase of goods	152,764
HTL Manufacturing Pte Ltd [Member]
Related Party Transaction [Line Items]
Purchase of goods				6,416
HTL Marketing Pte. Ltd [Member]
Related Party Transaction [Line Items]
Purchase of goods	993,957	1,433,988		1,522,199
Sales rebate	74,386	50,723
Sales warranty rebate	111,578	101,446
Marketing support	986,412	196,345
IT and HR service	165,382
New Century Sofa India Private Limited [Member]
Related Party Transaction [Line Items]
Purchase of goods	$ 16,990	$ 15,093